Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2021		Mar. 31, 2020
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 8,625		¥ 9,819
Derivative assets, Gross amounts offset on the balance sheet	[1]	0		0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	8,625	[3]	9,819
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(6,323)		(7,723)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(588)		(629)
Derivative assets, Net amounts	[1]	1,714		1,467
Receivables under resale agreements, Gross amounts recognized	[1]	11,623		17,347
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0		0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	11,623	[6]	17,347
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(10,478)		(17,197)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0		0
Receivables under resale agreements, Net amounts	[1]	1,145		150
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	2,694		1,753
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0		0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	2,694	[7]	1,753
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(2,621)		(1,709)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0		0
Receivables under securities borrowing transactions, Net amounts	[1]	73		44
Financial assets, Gross amounts recognized, Total	[1]	22,942		28,919
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0		0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	22,942		28,919
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(19,422)		(26,629)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(588)		(629)
Financial assets, Net amounts, Total	[1]	2,932		1,661
Derivative liabilities, Gross amounts recognized	[1]	8,252		9,220
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0		0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	8,252	[3]	9,220
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(6,033)		(7,519)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(933)		(1,215)
Derivative liabilities, Net amounts	[1]	1,286		486
Payables under repurchase agreements, Gross amounts recognized	[1]	18,607		17,542
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0		0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	18,607	[6]	17,542
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(17,979)		(17,191)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0		0
Payables under repurchase agreements, Net amounts	[1]	628		351
Payables under securities lending transactions, Gross amounts recognized	[1]	1,208		626
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0		0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	1,208	[7]	626
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(953)		(623)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0		0
Payables under securities lending transactions, Net amounts	[1]	255		3
Financial liabilities, Gross amounts recognized, Total	[1]	28,067		27,388
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0		0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	28,067		27,388
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(24,965)		(25,333)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(933)		(1,215)
Financial liabilities, Net amounts, Total	[1]	¥ 2,169		¥ 840

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements at March 31, 2021 were ¥8,168 billion and ¥7,652 billion, respectively.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms at March 31, 2021 were ¥10,551 billion and ¥18,321 billion, respectively.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms at March 31, 2021 were ¥2,694 billion and ¥958 billion, respectively.